Installment Obligations Payable (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of estimated maturities for the next five years and thereafter
Year Ending December 31,
2013	$15,514
2014	15,158
2015	14,702
2016	16,152
2017	11,805
Thereafter	57,783
$131,114